Non-Controlling Interest - Summary of Information Relating to Agnity, Before Any Intercompany Eliminations (Detail) - CAD ($)		3 Months Ended		12 Months Ended
	Apr. 30, 2019	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Subsidiaries with Material Non controlling Interests [Line Items]
Current assets		$ 18,368,479		$ 21,907,442	$ 15,195,235
Non-current assets		54,722,372		50,199,007	62,123,576
Current liabilities		(69,791,070)		(64,015,619)	(28,247,937)
Revenue		4,429,603	$ 7,435,566	25,596,972	26,928,439	$ 18,340,249
Income (loss) allocated to NCI		(1,245,551)	519,116	(369,606)	2,009,304	1,944,508
Total comprehensive (loss) income attributable to NCI		(1,226,464)	556,912	(341,468)	1,911,964	2,144,096
Cash flows (used in) provided by operating activities		(3,770,521)	(4,929,675)	(28,329,771)	(24,855,800)	(15,988,223)
Cash flows used in investing activities		(11,040)	(461,451)	(1,063,927)	(6,395,154)	(20,732,153)
Cash flows (used in) provided by financing activities		1,089,567	4,607,959	32,926,878	31,856,797	35,936,694
Foreign exchange impact on cash held in US dollars		$ (23,042)	$ (18,297)	$ (56,012)	$ (24,144)	(12,922)
Subsidiaries with material non-controlling interests [member] | Agnity Global Inc [Member]
Disclosure of Subsidiaries with Material Non controlling Interests [Line Items]
NCI percentage	100.00%			100.00%	100.00%
Current assets				$ 11,906,502	$ 7,778,252
Non-current assets				10,320,732	11,362,870
Current liabilities				(7,341,257)	(5,318,366)
Non-current liabilities				(226,583)	(820,848)
Net assets attributable to NCI				14,659,394	13,001,908
Revenue				11,192,716	11,215,876	6,010,753
Income (loss) allocated to NCI				(369,606)	2,009,304	1,944,508
Other comprehensive income allocated to NCI				28,138	(97,340)	199,588
Total comprehensive (loss) income attributable to NCI				(341,468)	1,911,964	2,144,096
Cash flows (used in) provided by operating activities				(1,859,900)	(405,548)	483,245
Cash flows used in investing activities				(578,483)		(3,731)
Cash flows (used in) provided by financing activities				2,081,137	655,347	(417,068)
Foreign exchange impact on cash held in US dollars				(6,383)	155,274	5,976
Net (decrease) increase in cash and cash equivalents				$ (363,629)	$ 405,073	$ 68,422